Investments, Debt and Derivatives (Details) ₽ in Millions, ₴ in Millions, $ in Millions			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 17, 2025 USD ($)	Aug. 13, 2025 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 UAH (₴) shares	Dec. 31, 2024 RUB (₽) shares	Dec. 31, 2023 USD ($)	Sep. 30, 2025 RUB (₽) shares	Mar. 07, 2025 shares
Investments, Debt and Derivatives [Line Items]
Other investments at amortized cost							$ 30.0
Percentage of lease liabilities					70.00%
bond issued			$ 37.0		$ 37.0		585.0
Other financial assets			$ 170.0		$ 170.0		$ 8.0
Ordinary shares (in Shares) | shares			230,863,524		230,863,524		206,942,440				230,863,524	100
Other comprehensive income			$ 9.0	$ (8.0)	$ 24.0	$ (64.0)
Percentage of average bonds			1.59%	2.79%	1.59%	2.79%					1.59%
Issuance of warrants (in Shares) | shares			7,666,629		7,666,629						7,666,629
Share of warrant (in Shares) | shares			1		1						1
Exercise price of warrant (in Shares) | shares			11.5		11.5						11.5
Exercise of warrant (in Shares) | shares			1		1						1
Warrants outstanding (in Shares) | shares			7,666,628		7,666,628						7,666,628
Put option liability			$ 2.0		$ 2.0		$ 9.0
Principal amounts	$ 122.0
Contingent consideration					4.0
Financial liability			12.0		12.0
Financial interest free loan			5.0		$ 5.0
Maturity date		August 12, 2026			May 30, 2027
Percentage of interest		10.00%
Repayment debt	124.0				$ 123.0
Interest	$ 2.0
Accrued interest			56.0		56.0
VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Other financial assets at fair value							$ 8.0
Purchase of ordinary share (in Shares) | shares							5,024,175	5,024,175	5,024,175
Other comprehensive income							$ 0.4
Ordinary shares							30.0
Investment and derivatives							64.0			54.0
Cash collateral for letter of credit										$ 2.0
Percentage of government bonds							2.01%	2.01%	2.01%	2.98%
Liability amount							$ (6.0)			$ (5.0)
Maturity date							Apr. 09, 2025	Apr. 09, 2025	Apr. 09, 2025
Principal outstanding amount							$ 496.0			496.0
Percentage of interest rate							4.00%	4.00%	4.00%
Outstanding amount							$ 89.0		₽ 9,040	101.0
Short term loan amount							$ 4.0
Percentage of lease liabilities							70.00%	70.00%	70.00%
Prepaid external debt | ₴								₴ 760
Interest paid in financing activities							$ 26.0
bond issued							558.0			533.0
Other financial assets							8.0
Other comprehensive income							(94.0)			(33.0)
Receivable amount										12.0
Principal amounts							585.0			597.0
Accrued interest							6.0			5.0
Helsi put-option liability [Member] | VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Liability amount							$ 9.0			11.0
VEON Ltd. [Member] | VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Purchase of ordinary share (in Shares) | shares							5,024,175,000,000	5,024,175,000,000	5,024,175,000,000
VEON’s Share Buyback Program [Member] | VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Ordinary shares							$ 8.0
Kyivstar [Member] | VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Other investments at amortized cost							32.0			151.0
Prepaid external debt								₴ 1,400		$ 38.0
Raiffeisen Bank [Member] | VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Prepaid external debt							$ 21.0
VEON Amsterdam B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Receivable amount			32.0		32.0
Principal amounts		$ 178.0
Helsi [Member]
Investments, Debt and Derivatives [Line Items]
Put option liability			1.0	$ 9.0	1.0	9.0
Uklon LLC [Member]
Investments, Debt and Derivatives [Line Items]
Put option liability			1.0		$ 1.0
VEON Ltd. [Member]
Investments, Debt and Derivatives [Line Items]
Purchase of ordinary share (in Shares) | shares					12,346,225
Other financial assets			22.0		$ 22.0
Ordinary shares (in Shares) | shares							5,024,175
Other comprehensive income					2.0
Indemnity receivable from VEON Amsterdam B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Receivable amount			39.0		39.0
Security deposits and cash collateral [Member]
Investments, Debt and Derivatives [Line Items]
Investment and derivatives			$ 102.0	$ 64.0	$ 102.0	$ 64.0
United States [Member] | VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Other investments at amortized cost							$ 403.0
Repayment of investment							$ 268.0
Russian Ruble [Member] | VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Maturity date							Jun. 18, 2025	Jun. 18, 2025	Jun. 18, 2025
Percentage of interest rate							6.30%	6.30%	6.30%
U.S. Dollar denominated New Notes [Member]
Investments, Debt and Derivatives [Line Items]
Percentage of reporting currency			4.00%		4.00%						4.00%
At amortized cost value			$ 472.0		$ 472.0
Russian Ruble denominated New Notes [Member]
Investments, Debt and Derivatives [Line Items]
Percentage of reporting currency			6.30%		6.30%						6.30%
At amortized cost value			$ 100.0		$ 100.0						₽ 7,840
April 2025 Old Notes [Member]
Investments, Debt and Derivatives [Line Items]
Principal amounts			23.0		23.0
June 2025 Old Notes [Member]
Investments, Debt and Derivatives [Line Items]
Principal amounts			$ 14.0		$ 14.0						₽ 1,180